Intangible assets, net - Additional information (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Intangible assets, net
Amortization expenses	¥ 29,650,099	$ 4,239,908	¥ 56,322,409	¥ 90,827,064